QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.4%
ATN International Inc.	6,500	$319,280
Cogent Communications Holdings Inc.	6,000	412,560

Total Diversified Telecommunication Services		731,840

Entertainment - 0.7%
Glu Mobile Inc.	93,000	1,160,640	*
Marcus Corp.	12,600	251,874	*

Total Entertainment		1,412,514

Interactive Media & Services - 1.0%
Angi Inc.	29,300	380,900	*
EverQuote Inc., Class A Shares	4,600	166,934	*
TrueCar Inc.	72,000	344,520	*
Yelp Inc.	26,000	1,014,000	*

Total Interactive Media & Services		1,906,354

Media - 0.2%
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Perion Network Ltd.	25,000	447,500	*

Total Media		447,500

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	8,200	400,242
Telephone & Data Systems Inc.	11,800	270,928
United States Cellular Corp.	8,000	291,840	*

Total Wireless Telecommunication Services		963,010

TOTAL COMMUNICATION SERVICES		5,461,218

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.6%
Cooper Tire & Rubber Co.	12,500	699,750
Dana Inc.	19,000	462,270
Dorman Products Inc.	4,000	410,560	*
LCI Industries	2,500	330,700
Patrick Industries Inc.	10,000	850,000
Standard Motor Products Inc.	9,300	386,694

Total Auto Components		3,139,974

Automobiles - 0.4%
Winnebago Industries Inc.	9,000	690,390

Diversified Consumer Services - 1.1%
Adtalem Global Education Inc.	13,000	514,020	*
American Public Education Inc.	20,000	712,600	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	1

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Perdoceo Education Corp.	28,000	$334,880	*
Stride Inc.	18,000	541,980	*

Total Diversified Consumer Services		2,103,480

Hotels, Restaurants & Leisure - 2.6%
Bloomin’ Brands Inc.	39,000	1,054,950	*
Brinker International Inc.	10,700	760,342	*
Cracker Barrel Old Country Store Inc.	1,200	207,456
Dine Brands Global Inc.	10,200	918,306	*
International Game Technology PLC	35,000	561,750	*
Jack in the Box Inc.	5,800	636,724
Papa John’s International Inc.	4,000	354,560
Ruth’s Hospitality Group Inc.	24,815	616,156	*

Total Hotels, Restaurants & Leisure		5,110,244

Household Durables - 3.2%
Beazer Homes USA Inc.	66,000	1,380,720	*
GoPro Inc., Class A Shares	42,000	488,880	*
KB Home	28,000	1,302,840
M/I Homes Inc.	10,400	614,328	*
MDC Holdings Inc.	18,900	1,122,660
Meritage Homes Corp.	9,000	827,280	*
Tri Pointe Homes Inc.	28,100	572,116	*

Total Household Durables		6,308,824

Internet & Direct Marketing Retail - 0.3%
Etsy Inc.	2,000	403,340	*
Overstock.com Inc.	3,500	231,910	*

Total Internet & Direct Marketing Retail		635,250

Leisure Products - 0.8%
Nautilus Inc.	20,900	326,876	*
Smith & Wesson Brands Inc.	33,000	575,850
Vista Outdoor Inc.	18,600	596,502	*

Total Leisure Products		1,499,228

Multiline Retail - 0.4%
Big Lots Inc.	11,700	799,110

Specialty Retail - 4.2%
Academy Sports & Outdoors Inc.	19,000	512,810	*
At Home Group Inc.	33,000	947,100	*
Big 5 Sporting Goods Corp.	37,300	585,610
Camping World Holdings Inc., Class A Shares	19,500	709,410
Dick’s Sporting Goods Inc.	6,000	456,900
Genesco Inc.	6,200	294,500	*

See Notes to Schedule of Investments.

2	QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Hibbett Sports Inc.	18,500	$1,274,465	*
Kirkland’s Inc.	12,500	351,250	*
MarineMax Inc.	14,500	715,720	*
Rent-A-Center Inc.	10,000	576,600
Signet Jewelers Ltd.	13,000	753,740	*
Sportsman’s Warehouse Holdings Inc.	24,000	413,760	*
TravelCenters of America Inc.	12,800	347,264	*
Zumiez Inc.	5,600	240,240	*

Total Specialty Retail		8,179,369

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp.	800	264,336	*
Fossil Group Inc.	40,000	496,000	*
Lakeland Industries Inc.	17,000	473,620	*

Total Textiles, Apparel & Luxury Goods		1,233,956

TOTAL CONSUMER DISCRETIONARY		29,699,825

CONSUMER STAPLES - 4.5%
Beverages - 0.6%
Boston Beer Co. Inc., Class A Shares	1,050	1,266,594	*

Food & Staples Retailing - 1.7%
Rite Aid Corp.	24,300	497,178	*
SpartanNash Co.	46,000	902,980
Sprouts Farmers Market Inc.	12,700	338,074	*
United Natural Foods Inc.	46,000	1,515,240	*

Total Food & Staples Retailing		3,253,472

Food Products - 1.1%
Darling Ingredients Inc.	20,000	1,471,600	*
Fresh Del Monte Produce Inc.	7,600	217,588
John B Sanfilippo & Son Inc.	4,400	397,628

Total Food Products		2,086,816

Household Products - 0.3%
Spectrum Brands Holdings Inc.	6,800	578,000

Personal Products - 0.5%
Medifast Inc.	2,500	529,550
USANA Health Sciences Inc.	4,900	478,240	*

Total Personal Products		1,007,790

Tobacco - 0.3%
Vector Group Ltd.	44,000	613,800

TOTAL CONSUMER STAPLES		8,806,472

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	3

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Berry Corp.	45,000	$247,950
DHT Holdings Inc.	75,900	450,087
Diamondback Energy Inc.	7,500	551,175
International Seaways Inc.	10,000	193,800
Laredo Petroleum Inc.	12,500	375,750	*
Nordic American Tankers Ltd.	185,900	604,175
SandRidge Energy Inc.	80,000	312,800	*
Teekay LNG Partners LP	29,900	430,261

TOTAL ENERGY		3,165,998

FINANCIALS - 15.1%
Banks - 7.5%
Amerant Bancorp Inc.	15,195	282,171	*
Bancorp Inc.	18,000	372,960	*
Bank of N.T. Butterfield & Son Ltd.	19,000	726,180
Berkshire Hills Bancorp Inc.	28,001	624,982
Boston Private Financial Holdings Inc.	53,300	709,956
Cadence BanCorp	42,000	870,660
Carter Bankshares Inc.	33,175	463,123	*
Central Pacific Financial Corp.	17,200	458,896
Community Trust Bancorp Inc.	3,600	158,508
Equity Bancshares Inc., Class A Shares	14,300	391,820	*
First BanCorp	99,920	1,125,099
First Commonwealth Financial Corp.	32,646	469,123
First Financial Corp.	9,900	445,599
First Horizon Corp.	80,187	1,355,962
Flushing Financial Corp.	20,400	433,092
Great Western Bancorp Inc.	19,000	575,510
Hancock Whitney Corp.	11,253	472,739
Hanmi Financial Corp.	70,000	1,381,100
Heartland Financial USA Inc.	5,500	276,430
Hope Bancorp Inc.	48,300	727,398
Investors Bancorp Inc.	27,500	403,975
Midland States Bancorp Inc.	21,286	590,474
OFG Bancorp	27,642	625,262
Peoples Bancorp Inc.	10,600	351,602
Umpqua Holdings Corp.	24,000	421,200

Total Banks		14,713,821

Capital Markets - 2.2%
Affiliated Managers Group Inc.	3,000	447,090

See Notes to Schedule of Investments.

4	QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Artisan Partners Asset Management Inc., Class A Shares	17,300	$902,541
BGC Partners Inc., Class A Shares	130,900	632,247
Brightsphere Investment Group Inc.	52,000	1,059,760
Evercore Inc., Class A Shares	4,000	526,960
Federated Hermes Inc., Class B Shares	21,000	657,300

Total Capital Markets		4,225,898

Consumer Finance - 1.3%
Encore Capital Group Inc.	13,900	559,197	*
Enova International Inc.	39,000	1,383,720	*
EZCORP Inc., Class A Shares	58,000	288,260	*
Navient Corp.	14,500	207,495

Total Consumer Finance		2,438,672

Insurance - 1.5%
eHealth Inc.	6,300	458,199	*
Employers Holdings Inc.	14,000	602,840
Primerica Inc.	4,071	601,775
Safety Insurance Group Inc.	7,800	657,150
Stewart Information Services Corp.	8,000	416,240
White Mountains Insurance Group Ltd.	200	222,980

Total Insurance		2,959,184

Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd.	14,000	664,860
Flagstar Bancorp Inc.	15,000	676,500
Meridian Bancorp Inc.	14,000	257,880
Meta Financial Group Inc.	18,900	856,359
MGIC Investment Corp.	67,000	927,950
NMI Holdings Inc., Class A Shares	20,000	472,800	*
Radian Group Inc.	52,518	1,221,044

Total Thrifts & Mortgage Finance		5,077,393

TOTAL FINANCIALS		29,414,968

HEALTH CARE - 18.7%
Biotechnology - 8.8%
Abeona Therapeutics Inc.	320,000	601,600	*
ACADIA Pharmaceuticals Inc.	5,500	141,900	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Acorda Therapeutics Inc.	50,001	243,505	*
AnaptysBio Inc.	14,400	310,320	*
Aptevo Therapeutics Inc.	11,200	341,824	*
Arcus Biosciences Inc.	5,000	140,400	*
Arrowhead Pharmaceuticals Inc.	2,500	165,775	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	5

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Avid Bioservices Inc.	12,641	$230,445	*
Bluebird Bio Inc.	2,400	72,360	*
Blueprint Medicines Corp.	7,000	680,610	*
Catalyst Pharmaceuticals Inc.	85,800	395,538	*
Celldex Therapeutics Inc.	5,172	106,543	*
Chimerix Inc.	40,401	389,466	*
Cyclerion Therapeutics Inc.	113,435	316,484	*
Deciphera Pharmaceuticals Inc.	3,500	156,940	*
Eagle Pharmaceuticals Inc.	8,195	342,059	*
Emergent BioSolutions Inc.	6,058	562,849	*
Enanta Pharmaceuticals Inc.	8,400	414,288	*
FibroGen Inc.	6,900	239,499	*
Five Prime Therapeutics Inc.	63,800	2,403,346	*
G1 Therapeutics Inc.	16,000	384,960	*
GlycoMimetics Inc.	100,000	301,000	*
Ideaya Biosciences Inc.	5,803	136,371	*
ImmunityBio Inc.	19,500	462,930	*
Infinity Pharmaceuticals Inc.	110,000	355,300	*
Intercept Pharmaceuticals Inc.	2,400	55,392	*
Jounce Therapeutics Inc.	35,000	359,450	*
Kindred Biosciences Inc.	75,000	372,750	*
MacroGenics Inc.	7,000	222,950	*
Mirati Therapeutics Inc.	1,400	239,820	*
Novavax Inc.	2,700	489,537	*
PDL BioPharma Inc.	152,500	376,675	*(a)(b)
Qualigen Therapeutics Inc.	80,000	216,000	*
RAPT Therapeutics Inc.	16,000	355,200	*
REGENXBIO Inc.	8,200	279,702	*
Sage Therapeutics Inc.	3,900	291,915	*
Sangamo Therapeutics Inc.	36,000	451,080	*
Sorrento Therapeutics Inc.	20,000	165,400	*
Spectrum Pharmaceuticals Inc.	18,000	58,680	*
Synlogic Inc.	100,000	358,000	*
Syros Pharmaceuticals Inc.	63,000	471,240	*
T2 Biosystems Inc.	109,000	176,580	*
Tracon Pharmaceuticals Inc.	42,900	353,067	*
Trevena Inc.	31,141	55,742	*
Turning Point Therapeutics Inc.	2,500	236,475	*
Ultragenyx Pharmaceutical Inc.	3,000	341,580	*
Vanda Pharmaceuticals Inc.	28,000	420,560	*

See Notes to Schedule of Investments.

6	QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Biotechnology - (continued)
VAXART Inc.	70,000	$423,500	*
Vaxcyte Inc.	7,100	140,225	*
Vir Biotechnology Inc.	300	15,381	*
Xencor Inc.	6,600	284,196	*

Total Biotechnology		17,107,409

Health Care Equipment & Supplies - 4.6%
Antares Pharma Inc.	117,500	482,925	*
Apyx Medical Corp.	53,600	517,776	*
Electromed Inc.	30,600	322,524	*
GenMark Diagnostics Inc.	44,000	1,051,600	*
Globus Medical Inc., Class A Shares	8,200	505,694	*
Haemonetics Corp.	7,500	832,575	*
Intersect ENT Inc.	11,000	229,680	*
Masimo Corp.	2,850	654,531	*
Meridian Bioscience Inc.	16,374	429,818	*
Natus Medical Inc.	16,774	429,582	*
Neogen Corp.	5,100	453,339	*
Nevro Corp.	2,300	320,850	*
Quidel Corp.	4,500	575,685	*
STAAR Surgical Co.	12,000	1,264,920	*
Surmodics Inc.	6,300	353,241	*
Tactile Systems Technology Inc.	4,000	217,960	*
Zynex Inc.	24,000	366,480	*

Total Health Care Equipment & Supplies		9,009,180

Health Care Providers & Services - 2.6%
Ensign Group Inc.	14,209	1,333,373
Fulgent Genetics Inc.	6,400	618,368	*
Joint Corp.	23,800	1,151,206	*
ModivCare Inc.	4,600	681,352	*
Owens & Minor Inc.	12,000	451,080
Pennant Group Inc.	7,104	325,363	*
Triple-S Management Corp., Class B Shares	20,076	522,578	*

Total Health Care Providers & Services		5,083,320

Life Sciences Tools & Services - 1.0%
Fluidigm Corp.	62,500	282,500	*
Luminex Corp.	8,014	255,646
Medpace Holdings Inc.	4,000	656,200	*
Pacific Biosciences of California Inc.	24,000	799,440	*

Total Life Sciences Tools & Services		1,993,786

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	7

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.7%
Aclaris Therapeutics Inc.	55,000	$1,386,000	*
Amphastar Pharmaceuticals Inc.	13,000	238,160	*
Clearside Biomedical Inc.	110,000	271,700	*
Cymabay Therapeutics Inc.	90,000	408,600	*
Endo International PLC	33,000	244,530	*
Harrow Health Inc.	15,000	101,250	*
Innoviva Inc.	24,500	292,775	*
Phibro Animal Health Corp., Class A Shares	13,000	317,200

Total Pharmaceuticals		3,260,215

TOTAL HEALTH CARE		36,453,910

INDUSTRIALS - 15.3%
Aerospace & Defense - 0.4%
Astronics Corp.	41,548	749,526	*

Airlines - 0.1%
SkyWest Inc.	3,200	174,336	*

Building Products - 1.0%
Alpha Pro Tech Ltd.	26,500	258,640	*
Caesarstone Ltd.	19,200	263,616
Masonite International Corp.	13,200	1,521,168	*

Total Building Products		2,043,424

Commercial Services & Supplies - 0.7%
Cimpress PLC	2,300	230,299	*
CoreCivic Inc.	51,600	466,980	*
Interface Inc.	12,500	156,000
Steelcase Inc., Class A Shares	33,000	474,870

Total Commercial Services & Supplies		1,328,149

Construction & Engineering - 2.6%
Argan Inc.	12,693	677,171
Dycom Industries Inc.	15,500	1,439,175	*
MYR Group Inc.	9,439	676,493	*
Orion Group Holdings Inc.	150,000	910,500	*
Primoris Services Corp.	28,351	939,269
Tutor Perini Corp.	24,000	454,800	*

Total Construction & Engineering		5,097,408

Electrical Equipment - 0.4%
GrafTech International Ltd.	38,600	472,078
Plug Power Inc.	6,000	215,040	*

Total Electrical Equipment		687,118

Machinery - 2.9%
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)

See Notes to Schedule of Investments.

8	QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Machinery - (continued)
Greenbrier Cos. Inc.	16,700	$788,574
Hyliion Holdings Corp.	22,600	241,142	*
Manitowoc Co. Inc.	35,000	721,700	*
Meritor Inc.	25,000	735,500	*
Terex Corp.	18,000	829,260
Titan International Inc.	184,580	1,712,903	*
Wabash National Corp.	33,000	620,400

Total Machinery		5,649,479

Professional Services - 2.1%
Barrett Business Services Inc.	2,400	165,264
CRA International Inc.	7,000	522,480
Exponent Inc.	5,500	535,975
FTI Consulting Inc.	6,700	938,737	*
Insperity Inc.	10,800	904,392
Kforce Inc.	11,100	594,960
TrueBlue Inc.	19,949	439,277	*

Total Professional Services		4,101,085

Road & Rail - 0.7%
Covenant Logistics Group Inc.	12,000	247,080	*
Werner Enterprises Inc.	24,000	1,132,080

Total Road & Rail		1,379,160

Trading Companies & Distributors - 4.4%
BlueLinx Holdings Inc.	13,500	529,065	*
Boise Cascade Co.	15,000	897,450
CAI International Inc.	11,600	528,032
Herc Holdings Inc.	15,000	1,519,950	*
McGrath RentCorp.	6,700	540,355
MRC Global Inc.	34,600	312,438	*
NOW Inc.	71,200	718,408	*
Rush Enterprises Inc., Class A Shares	13,000	647,790
Textainer Group Holdings Ltd.	50,000	1,432,500	*
Triton International Ltd.	14,000	769,860
Veritiv Corp.	18,000	765,720	*

Total Trading Companies & Distributors		8,661,568

TOTAL INDUSTRIALS		29,871,253

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.2%
ADTRAN Inc.	29,000	483,720
Applied Optoelectronics Inc.	52,000	434,720	*
EchoStar Corp., Class A Shares	21,000	504,000	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	9

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
NETGEAR Inc.	13,038	$535,862	*
NetScout Systems Inc.	14,500	408,320	*

Total Communications Equipment		2,366,622

Electronic Equipment, Instruments & Components - 1.7%
Arlo Technologies Inc.	67,300	422,644	*
Avnet Inc.	12,500	518,875
Sanmina Corp.	26,500	1,096,570	*
ScanSource Inc.	7,438	222,768	*
TTM Technologies Inc.	32,000	464,000	*
Vishay Intertechnology Inc.	28,000	674,240

Total Electronic Equipment, Instruments & Components		3,399,097

IT Services - 1.8%
Alliance Data Systems Corp.	5,500	616,495
ExlService Holdings Inc.	7,500	676,200	*
LiveRamp Holdings Inc.	9,000	466,920	*
MAXIMUS Inc.	6,803	605,739
NIC Inc.	35,577	1,207,128

Total IT Services		3,572,482

Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology Inc.	57,937	1,373,686
Axcelis Technologies Inc.	16,600	682,094	*
Cirrus Logic Inc.	8,000	678,320	*
Ichor Holdings Ltd.	5,000	269,000	*
Lattice Semiconductor Corp.	4,200	189,084	*
Magnachip Semiconductor Corp.	29,000	722,100	*
NeoPhotonics Corp.	50,000	597,500	*
Photronics Inc.	40,000	514,400	*
SunPower Corp.	15,000	501,750	*

Total Semiconductors & Semiconductor Equipment		5,527,934

Software - 5.3%
A10 Networks Inc.	51,400	493,954	*
Alarm.com Holdings Inc.	7,500	647,850	*
Box Inc., Class A Shares	55,543	1,275,267	*
CommVault Systems Inc.	12,633	814,829	*
eGain Corp.	30,900	293,241	*
HubSpot Inc.	2,500	1,135,525	*
Manhattan Associates Inc.	10,792	1,266,765	*
Paylocity Holding Corp.	4,300	773,269	*
Qualys Inc.	7,600	796,328	*
SailPoint Technologies Holding Inc.	6,500	329,160	*

See Notes to Schedule of Investments.

10	QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	SHARES	VALUE
Software - (continued)
SPS Commerce Inc.	13,000	$1,291,030	*
Workiva Inc.	13,000	1,147,380	*

Total Software		10,264,598

Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf Inc.	39,000	551,070	*

TOTAL INFORMATION TECHNOLOGY		25,681,803

MATERIALS - 4.3%
Chemicals - 1.1%
Rayonier Advanced Materials Inc.	86,598	785,444	*
Trinseo SA	22,000	1,400,740

Total Chemicals		2,186,184

Metals & Mining - 1.5%
Alcoa Corp.	36,000	1,169,640	*
Haynes International Inc.	14,200	421,314
McEwen Mining Inc.	343,000	356,720	*
Schnitzer Steel Industries Inc., Class A Shares	7,500	313,425
SunCoke Energy Inc.	92,800	650,528

Total Metals & Mining		2,911,627

Paper & Forest Products - 1.7%
Domtar Corp.	24,000	886,800
Louisiana-Pacific Corp.	20,000	1,109,200
Resolute Forest Products Inc.	63,900	699,705	*
Verso Corp., Class A Shares	43,000	627,370

Total Paper & Forest Products		3,323,075

TOTAL MATERIALS		8,420,886

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Braemar Hotels & Resorts Inc.	50,000	303,500	*
Chatham Lodging Trust	37,200	489,552	*
DiamondRock Hospitality Co.	98,311	1,012,603	*
GEO Group Inc.	35,000	271,600
Hersha Hospitality Trust	100,000	1,055,000	*
Outfront Media Inc.	13,000	283,790	*
Pebblebrook Hotel Trust	26,000	631,540
Piedmont Office Realty Trust Inc., Class A Shares	35,500	616,635
RLJ Lodging Trust	42,097	651,661
RPT Realty	31,461	358,970
Sabra Health Care REIT Inc.	25,000	434,000
Summit Hotel Properties Inc.	49,418	502,087	*
Sunstone Hotel Investors Inc.	79,219	987,069	*

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	11

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Washington Prime Group Inc.		64,300	$143,389	*
Xenia Hotels & Resorts Inc.		13,000	253,500	*

Total Equity Real Estate Investment Trusts (REITs)			7,994,896

Real Estate Management & Development - 1.6%
Forestar Group Inc.		33,000	768,240	*
Jones Lang LaSalle Inc.		2,919	522,618	*
Marcus & Millichap Inc.		14,039	473,114	*
Newmark Group Inc., Class A Shares		41,500	415,207
RE/MAX Holdings Inc., Class A Shares		5,050	198,920
Realogy Holdings Corp.		52,000	786,760	*

Total Real Estate Management & Development			3,164,859

TOTAL REAL ESTATE			11,159,755

UTILITIES - 2.4%
Electric Utilities - 1.2%
IDACORP Inc.		7,700	769,769
Otter Tail Corp.		6,000	277,020
Portland General Electric Co.		25,500	1,210,485

Total Electric Utilities			2,257,274

Gas Utilities - 0.9%
National Fuel Gas Co.		7,300	364,927
Northwest Natural Holding Co.		10,400	561,080
Southwest Gas Holdings Inc.		10,000	687,100
Spire Inc.		3,000	221,670

Total Gas Utilities			1,834,777

Multi-Utilities - 0.3%
Avista Corp.		10,000	477,500
Unitil Corp.		3,000	137,070

Total Multi-Utilities			614,570

TOTAL UTILITIES			4,706,621

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $145,749,467)			192,842,709

	RATE
SHORT-TERM INVESTMENTS - 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,728,025)	0.010%	2,728,025	2,728,025

TOTAL INVESTMENTS - 100.1% (Cost - $148,477,492)			195,570,734
Liabilities in Excess of Other Assets - (0.1)%			(159,375)

TOTAL NET ASSETS - 100.0%			$195,411,359

See Notes to Schedule of Investments.

12	QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (b) Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini Russell 2000 Index	25	6/21	$2,936,469	$2,778,125	$(158,344)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS U.S. Small Capitalization Equity Fund 2021 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

14

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$5,461,218	—	$0	*	$5,461,218
Health Care	36,077,235	—	376,675		36,453,910
Industrials	29,871,253	—	0	*	29,871,253
Other Common Stocks	121,056,328	—	—		121,056,328

Total Long-Term Investments	192,466,034	—	376,675		192,842,709

Short-Term Investments†	2,728,025	—	—		2,728,025

Total Investments	$195,194,059	—	$376,675		$195,570,734

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$158,344	—	—		$158,344

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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